Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of borrowings

	December 31,
	2022	2021
Loan from lessor	$1,068	$1,170
EIB Loan	6,932	—
Total Borrowings	8,000	1,170
Less: Borrowings, current portion	(136)	(126)
Total Borrowings, net of current portion	$7,864	$1,044